Commitments (Details) (USD $)	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Unrecorded Unconditional Purchase Obligation [Abstract]
2012	$ 1,865,600,000
2013	380,000,000
2014	280,400,000
2015	144,800,000
2016	144,800,000
Subsequent years	3,146,100,000
Total	5,961,700,000
A schedule of future minimum lease payments under non-cancelable operating leases follows:
2012	42,000,000
2013	29,600,000
2014	20,000,000
2015	13,000,000
2016	10,600,000
Subsequent years	13,000,000
Total	128,200,000
Rental expense and purchases made for the fiscal period were as follows:
Rental expense for the fiscal period	79,500,000	74,000,000	66,500,000
Purchases made under long-term commitments during the reporting period	2,200,000,000	1,300,000,000	2,100,000,000
Contracts Revenue	186,800,000	66,100,000	106,300,000
Surety Bonds Outstanding [Abstract]
Surety bonds outstanding for mining reclamation obligations	173,300,000
Surety bonds outstanding for other than mining reclamation obligations	30,100,000
Total amount of surety bonds outstanding	$ 203,400,000